Summary of Year End Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Allowance for loan losses	$ 3,739	$ 2,902
Deferred compensation	653	553
Other-than-temporary-impairment	209	200
Loss carryforward	4,572	2,412
AMT carryover	263	329
Other real estate owned	294
Net unrealized losses on securities available for sale		160
Other	68	339
Total	9,798	6,895
Deferred tax liabilities
Accumulated depreciation	(672)	(550)
Deferred loan fees and costs, net	(166)	(166)
Prepaid expenses	(69)	(70)
Net unrealized gains on securities available for sale	(390)
Federal Home Loan Bank stock dividends	(545)	(522)
State income taxes	(339)	(356)
Other	(150)
Total	(2,331)	(1,664)
Valuation allowance	(7,467)
Net deferred tax asset		$ 5,231